Preferred Stock/Units (Tables)	12 Months Ended
Dec. 31, 2014
Preferred Stock.
Summary of changes in the number of outstanding shares

Series A Preferred Stock
Share count as of January 1, 2012	—
Issuance of preferred stock as consideration in Eagle Property Acquisition	325,000

Share count as of December 31, 2012	325,000

Share count as of December 31, 2013	325,000

Share count as of December 31, 2014	325,000